Share capital - Rio Tinto Limited - Additional Information (Detail) - Rio Tinto Limited - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts	$ 84	$ 95	$ 76
Number of shares held (in shares)	979,495